Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other provisions	£ (1,471)	£ (1,759)
Financial liabilities	(45,058)	(46,185)
Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(17,554)	(15,840)
Other provisions	(1,471)	(1,759)
Contingent consideration liabilities	(6,076)	(5,869)
Other items in Assets held for sale	(921)	(803)
Financial liabilities	(26,022)	(24,271)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	0
Other provisions	0
Contingent consideration liabilities	(6,076)	(5,869)
Other items in Assets held for sale	0
Financial liabilities	(6,076)	(5,869)
Amortised cost [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(15,431)	(13,748)
Other provisions	(113)	(232)
Contingent consideration liabilities	0
Other items in Assets held for sale	(52)	(72)
Financial liabilities	(15,596)	(14,052)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(15,431)	(13,748)
Other provisions	(113)	(232)
Contingent consideration liabilities	(6,076)	(5,869)
Other items in Assets held for sale	(52)	(72)
Financial liabilities	(21,672)	(19,921)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(2,123)	(2,092)
Other provisions	(1,358)	(1,527)
Contingent consideration liabilities	0
Other items in Assets held for sale	(869)	(731)
Financial liabilities	£ (4,350)	£ (4,350)